Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized cost of fixed-maturity securities available-for-sale	$ 72,953,379	$ 62,666,291
Fair value through income, amortized cost	40,535	40,117
Held to maturity, fair value	204,489	219,516
Mortgage loans, valuation allowances	35,000	66,750
Available-for-sale equity, at cost	6,180	29,112
Trading securities, at cost	296,992	209,978
Receivables, allowance for uncollectible	6,631	6,254
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	20,000,001	20,000,001
Common stock, shares outstanding	20,000,001	20,000,001
Class A, Series A preferred stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	8,909,195	8,909,195
Preferred stock, shares issued	8,909,195	8,909,195
Preferred stock, shares outstanding	8,909,195	8,909,195
Preferred stock, liquidation preference	1,560	2,340
Class A, Series B preferred stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	9,994,289	9,994,289
Preferred stock, shares outstanding	9,994,289	9,994,289
Preferred stock, liquidation preference	$ 1,750	$ 2,625